                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8090

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 through June 30, 2004

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A

                            VARIABLE ANNUITY FUND A

                          (DELAWARE INVESTMENTS LOGO)

                               Lincoln National
                               Variable Annuity Fund A
                               Semiannual Report
                               June 30, 2004

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK-99.58%
    AEROSPACE & DEFENSE-1.83%
    Goodrich...................................     8,300    $   268,339
    Honeywell International....................     5,000        183,150
    Northrop Grumman...........................     4,800        257,760
    Textron....................................     3,500        207,725
    United Technologies........................     5,500        503,140
                                                             -----------
                                                               1,420,114
                                                             -----------
    AUTOMOBILES & AUTOMOTIVE PARTS-1.42%
    General Motors.............................     7,700        358,743
    Johnson Controls...........................     6,900        368,322
    PACCAR.....................................     6,500        376,935
                                                             -----------
                                                               1,104,000
                                                             -----------
    BANKING & FINANCE-15.98%
    American Express...........................     5,200        267,176
    Bank of America............................    19,997      1,692,146
    Bank One...................................     4,700        239,700
    Capital One Financial......................     2,800        191,464
    CIT Group..................................    10,600        405,874
    Citigroup..................................    44,300      2,059,949
    Countrywide Financial......................     5,899        414,405
    First Horizon National.....................     5,400        245,538
    Freddie Mac................................    12,800        810,240
    Goldman Sachs..............................     4,800        451,968
    J.P. Morgan Chase..........................    18,940        734,304
    Lehman Brothers Holdings...................     4,800        361,200
    MBNA.......................................    14,900        384,271
    Mellon Financial...........................    13,300        390,089
    Merrill Lynch..............................    10,400        561,392
    Morgan Stanley.............................    12,100        638,517
    PNC Financial Group........................     3,800        201,704
    U.S. Bancorp...............................    21,863        602,544
    Wachovia...................................     9,500        422,750
    Washington Mutual..........................    12,800        494,592
    Wells Fargo................................    10,700        612,361
    Zions Bancorporation.......................     4,100        251,945
                                                             -----------
                                                              12,434,129
                                                             -----------
    BUILDINGS & MATERIALS-1.04%
    KB HOME....................................     5,800        398,054
    Masco......................................    13,300        414,694
                                                             -----------
                                                                 812,748
                                                             -----------
    BUSINESS SERVICES-0.49%
    Cendant....................................    15,700        384,336
                                                             -----------
                                                                 384,336
                                                             -----------
    CABLE, MEDIA & PUBLISHING-4.74%
    Clear Channel Communications...............    10,100        373,195
  + Comcast Class A............................    10,700        299,921
  + Comcast Special Class A....................    26,800        739,948
  + DIRECTV Group..............................    13,234        226,301
    Disney (Walt)..............................    22,500        573,525
  + InterActiveCorp............................    12,900        388,806

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    CABLE, MEDIA & PUBLISHING (CONTINUED)
    Knight-Ridder..............................     3,000    $   216,000
    Viacom Class B.............................    24,400        871,568
                                                             -----------
                                                               3,689,264
                                                             -----------
    CHEMICALS-1.28%
    Dow Chemical...............................     9,600        390,720
    duPont (E.I.) deNemours....................     5,200        230,984
    Lubrizol...................................     5,500        201,410
    PPG Industries.............................     2,700        168,723
                                                             -----------
                                                                 991,837
                                                             -----------
    COMPUTERS & TECHNOLOGY-9.66%
    Adobe Systems..............................    10,800        502,200
  + Dell.......................................    26,000        931,320
    Deluxe.....................................     5,200        226,200
  + DST Systems................................     4,300        206,787
  + Electronic Arts............................     6,800        370,940
  + EMC........................................    33,800        385,320
    Factset Research Systems...................     2,400        113,448
    Hewlett-Packard............................    19,597        413,497
    International Business Machines............     8,900        784,535
  + Intuit.....................................     8,400        324,072
  + Juniper Networks...........................    10,900        267,813
    Microsoft..................................    70,900      2,024,904
  + Oracle.....................................    44,000        524,920
  + SanDisk....................................    11,000        238,590
  + Storage Technology.........................     6,800        197,200
                                                             -----------
                                                               7,511,746
                                                             -----------
    CONSUMER PRODUCTS-3.21%
    3M.........................................     5,000        450,050
    Clorox.....................................     3,400        182,852
    Fortune Brands.............................     3,900        294,177
    Gillette...................................     9,400        398,560
    Kimberly-Clark.............................     5,400        355,752
    Procter & Gamble...........................    15,000        816,600
                                                             -----------
                                                               2,497,991
                                                             -----------
    CONSUMER SERVICES-0.15%
  + Apollo Group Class A.......................     1,300        114,777
                                                             -----------
                                                                 114,777
                                                             -----------
    ELECTRONICS & ELECTRICAL EQUIPMENT-7.77%
  + Altera.....................................    12,400        275,528
  + Applied Materials..........................    14,400        282,528
  + Energizer Holdings.........................     4,500        202,500
    General Electric...........................    73,600      2,384,640
    Intel......................................    68,300      1,885,080
    Linear Technology..........................     7,100        280,237
  + Sanmina....................................    21,800        198,380
    Texas Instruments..........................    22,040        532,927
                                                             -----------
                                                               6,041,820
                                                             -----------

                           Variable Annuity Fund A- 1

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ENERGY-6.27%
    ChevronTexaco..............................     9,799    $   922,184
    ConocoPhillips.............................     5,300        404,337
    Devon Energy...............................     6,200        409,200
    Exxon Mobil................................    53,000      2,353,730
  + National-Oilwell...........................     7,700        242,473
  + Noble......................................     7,900        299,331
    Occidental Petroleum.......................     5,100        246,891
                                                             -----------
                                                               4,878,146
                                                             -----------
    ENVIRONMENTAL SERVICES-0.51%
    Waste Management...........................    12,900        395,385
                                                             -----------
                                                                 395,385
                                                             -----------
    FOOD, BEVERAGE & TOBACCO-4.36%
    Altria Group...............................    17,600        880,880
    Anheuser-Busch.............................    12,600        680,400
    Coca-Cola..................................    13,100        661,288
    Kellogg....................................     6,200        259,470
    Kraft Foods Class A........................     8,800        278,784
    PepsiCo....................................     8,000        431,040
    Sysco......................................     5,600        200,872
                                                             -----------
                                                               3,392,734
                                                             -----------
    HEALTHCARE & PHARMACEUTICALS-15.02%
    Abbott Laboratories........................    11,600        472,816
  + American Pharmaceutical Partners...........     1,800         54,684
  + Amgen......................................    14,100        769,437
  + Anthem.....................................     2,500        223,900
    Beckman Coulter............................     5,900        359,900
    Becton, Dickinson..........................     4,700        243,460
    Biomet.....................................     7,600        337,744
    Bristol-Myers Squibb.......................    22,900        561,050
  + Express Scripts Class A....................     4,500        356,535
  + Genentech..................................     6,500        365,300
  + Gilead Sciences............................     5,100        341,700
    GlaxoSmithKline ADR........................     4,800        199,008
    Guidant....................................     6,700        374,396
    Johnson & Johnson..........................    26,700      1,487,190
  + MedImmune..................................    10,500        245,700
    Medtronic..................................     7,900        384,888
    Merck......................................    19,200        912,000
    Mylan Laboratories.........................    11,300        228,825
    Pfizer.....................................    56,120      1,923,794
  + Tenet Healthcare...........................    32,100        430,461
    UnitedHealth Group.........................     7,700        479,325
  + WellPoint Health Networks..................     2,500        280,025
    Wyeth......................................    18,200        658,112
                                                             -----------
                                                              11,690,250
                                                             -----------
    INDUSTRIAL MACHINERY-1.56%
    Black & Decker.............................     3,300        205,029
    Caterpillar................................     4,300        341,592
    Cummins Engine.............................     4,000        250,000
  + Lam Research...............................     6,200        166,160
    Rockwell Automation........................     6,600        247,566
                                                             -----------
                                                               1,210,347
                                                             -----------

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    INSURANCE-3.68%
    Allstate...................................     7,600    $   353,780
    American International.....................    13,000        926,640
    Berkley (W.R.).............................     7,400        317,830
    Everest Re Group...........................     3,300        265,188
    MetLife....................................     9,600        344,160
    Nationwide Financial Services Class A......     7,000        263,270
    Prudential Financial.......................     8,400        390,348
                                                             -----------
                                                               2,861,216
                                                             -----------
    LEISURE, LODGING & ENTERTAINMENT-3.40%
    Harley-Davidson............................     3,400        210,596
    Marriott International Class A.............     6,900        344,172
    McDonald's.................................    17,100        444,600
  + MGM MIRAGE.................................     5,200        244,088
  + Time Warner................................    61,150      1,075,017
  + Yum Brands.................................     8,700        323,814
                                                             -----------
                                                               2,642,287
                                                             -----------
    METALS & MINING-0.58%
    Alcoa......................................     9,500        313,785
    Freeport-McMoRan Copper & Gold Class B.....     4,200        139,230
                                                             -----------
                                                                 453,015
                                                             -----------
    MISCELLANEOUS-0.27%
    Tyco International.........................     6,300        208,782
                                                             -----------
                                                                 208,782
                                                             -----------
    MULTIFAMILY REITS-0.31%
    Apartment Investment & Management..........     7,700        239,701
                                                             -----------
                                                                 239,701
                                                             -----------
    OFFICE/INDUSTRIAL REITS-0.67%
    Equity Office Properties Trust.............    11,500        312,800
    Mills......................................     4,400        205,480
                                                             -----------
                                                                 518,280
                                                             -----------
    PAPER & FOREST PRODUCTS-0.93%
    International Paper........................     8,100        362,070
    Weyerhaeuser...............................     5,700        359,784
                                                             -----------
                                                                 721,854
                                                             -----------
    RETAIL-4.90%
    Best Buy...................................     3,300        167,442
    CVS........................................     7,400        310,948
    Dollar General.............................     7,400        144,744
  + eBay.......................................     2,400        220,680
    Federated Department Stores................     4,900        240,590
    Gap........................................    17,600        426,800
    Home Depot.................................    26,600        936,320
    Limited Brands.............................    11,500        215,050
    RadioShack.................................     7,500        214,725

                           Variable Annuity Fund A- 2

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    RETAIL (CONTINUED)
    Saks.......................................    14,300    $   214,500
    Wal-Mart Stores............................    13,600        717,536
                                                             -----------
                                                               3,809,335
                                                             -----------
    TELECOMMUNICATIONS-5.35%
    CenturyTel.................................     5,800        174,232
  + Cisco Systems..............................    63,900      1,514,430
  + Level 3 Communications.....................    35,500        126,025
    Motorola...................................    13,600        248,200
  + NEXTEL Communications Class A..............    17,500        466,550
    Nokia ADR..................................    14,700        213,738
    QUALCOMM...................................     3,000        218,940
    SBC Communications.........................    22,363        542,303
    Verizon Communications.....................    18,036        652,723
                                                             -----------
                                                               4,157,141
                                                             -----------
    TEXTILES, APPAREL & FURNITURE-0.93%
  + Coach......................................     7,700        347,963
    NIKE.......................................     5,000        378,750
                                                             -----------
                                                                 726,713
                                                             -----------
    TRANSPORTATION & SHIPPING-1.16%
    FedEx......................................     6,200        506,478
    Union Pacific..............................     6,600        392,370
                                                             -----------
                                                                 898,848
                                                             -----------

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES-2.11%
    Dominion Resources.........................     3,200    $   201,856
    Edison International.......................    12,800        327,296
    Exelon.....................................    12,000        399,480
    ONEOK......................................     9,000        197,910
    PPL........................................     5,200        238,680
    TXU........................................     6,800        275,468
                                                             -----------
                                                               1,640,690
                                                             -----------
    TOTAL COMMON STOCK
     (COST $61,532,522)........................               77,447,486
                                                             -----------
                                                 PRINCIPAL
                                                  AMOUNT
    COMMERCIAL PAPER-0.36%
    UBS Finance 1.42% 7/1/04...................  $280,000        280,000
                                                             -----------
    TOTAL COMMERCIAL PAPER
     (COST $280,000)...........................                  280,000
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-99.94% (COST
 $61,812,522)...............................................   77,727,486
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.06%.......       45,484
                                                              -----------
NET ASSETS-100.00%..........................................  $77,772,970
                                                              ===========
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
4,279,505 units at $16.887 unit value.......................  $72,266,625
ANNUITY RESERVES:
53,542 units at $16.887 unit value..........................      904,149
202,957 units at $22.676 unit value.........................    4,602,196
                                                              -----------
Total Net Assets............................................  $77,772,970
                                                              ===========

------------------
+Non-income producing security for the period ended June 30, 2004.

ADR-American Depositary Receipts

REIT-Real Estate Investment Trust

                             See accompanying notes

                           Variable Annuity Fund A- 3

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends....................................                $  667,373
Interest.....................................                       839
                                                             ----------
                                                                668,212
                                                             ----------
EXPENSES:
Investment management services...............  $   127,344
Mortality and expense guarantees.............      375,476      502,820
                                               -----------   ----------
NET INVESTMENT INCOME........................                   165,392
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain on investments.............    3,179,828
Increase in net unrealized appreciation/
 depreciation of investments.................   (1,687,916)
                                               -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS.................................                 1,491,912
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................                $1,657,304
                                                             ==========

                             See accompanying notes

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS
                                                 ENDED
                                                6/30/04     YEAR ENDED
                                              (UNAUDITED)    12/31/03
                                              -----------   -----------
CHANGES FROM OPERATIONS:
Net investment income.......................  $   165,392   $   298,989
Net realized gain (loss) on investments.....    3,179,828      (512,954)
Increase (decrease) in net unrealized
 appreciation/depreciation of investments...   (1,687,916)   18,348,060
                                              -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................    1,657,304    18,134,095
Net decrease from equity transactions.......   (3,591,864)   (4,760,887)
                                              -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....   (1,934,560)   13,373,208
Net assets, at beginning of period..........   79,707,530    66,334,322
                                              -----------   -----------
NET ASSETS, AT END OF PERIOD................  $77,772,970   $79,707,530
                                              ===========   ===========

                             See accompanying notes

                           Variable Annuity Fund A- 4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--Equity securities, except those traded on the Nasdaq Stock Market, Inc.(NASDAQ), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 2004 amounted to $22,314,946 and $25,019,584, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
The Lincoln National Life Insurance Company (Lincoln Life) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). Lincoln Life retained $2,063 from the proceeds of the sale of annuity contracts during the six months ended June 30, 2004 for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-Adviser is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-Adviser is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2004, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS
Net assets at June 30, 2004 consisted of the following:

Equity transactions.....................................   $(223,406,497)
Accumulated net investment income.......................      75,011,656
Accumulated net realized gain on investments............     210,252,846
Net unrealized appreciation of investments..............      15,914,965
                                                           -------------
Net Assets..............................................   $  77,772,970
                                                           =============

                           Variable Annuity Fund A- 5

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                                  SIX MONTHS ENDED 6/30/04
                                                        (UNAUDITED)                   YEAR ENDED DECEMBER 31, 2003
                                                 UNITS             AMOUNT              UNITS             AMOUNT
                                               ---------        -------------        ---------        -------------
Accumulation Units:
 Balance at beginning of period..............  4,466,321        $(205,165,202)       4,747,195        $(201,232,797)
 Contract purchases..........................     29,026              483,200           49,763              755,516
 Terminated contracts........................   (215,842)          (3,634,993)        (330,637)          (4,687,921)
                                               ---------        -------------        ---------        -------------
Balance at end of period.....................  4,279,505        $(208,316,995)       4,466,321        $(205,165,202)
                                               =========        =============        =========        =============
Annuity Reserves:
 Balance at beginning of period..............    277,592        $ (14,649,431)         328,690        $ (13,820,949)
 Annuity payments............................    (21,093)            (440,071)         (51,098)            (828,482)
 Receipt of guarantee mortality
 adjustments.................................         --                   --               --                   --
                                               ---------        -------------        ---------        -------------
Balance at end of period.....................    256,499        $ (15,089,502)         277,592        $ (14,649,431)
                                               =========        =============        =========        =============

6. SUPPLEMENTAL INFORMATION-SELECTED PER UNIT DATA AND RATIOS
The following is selected financial data for an accumulation unit outstanding throughout each period:

                                               SIX MONTHS
                                                  ENDED
                                                 6/30/04          YEAR ENDED DECEMBER 31,
                                               (UNAUDITED)         2003           2002
                                               -----------        -------        -------
Investment income............................    $ 0.144          $ 0.245        $ 0.253
Expenses.....................................     (0.108)          (0.184)        (0.191)
                                                 -------          -------        -------
Net investment income (loss).................      0.036            0.061          0.062
Net realized and unrealized gain (loss) on
 investments.................................      0.306            3.612         (4.238)
                                                 -------          -------        -------
Increase (decrease) in accumulation unit
 value.......................................      0.342            3.673         (4.176)
Accumulation unit value at beginning of
 period......................................     16.545           12.872         17.048
                                                 -------          -------        -------
Accumulation unit value at end of period.....    $16.887          $16.545        $12.872
                                                 =======          =======        =======
Ratio of expenses to average net assets......      1.28%            1.27%          1.28%
Ratio of net investment income (loss) to
 average net assets..........................      0.42%            0.42%          0.41%
Total investment return......................      2.05%           28.54%        (24.50%)
Portfolio turnover rate......................     56.98%           77.30%         60.26%
Number of accumulation units outstanding at
 end of period (expressed in thousands)
 Accumulation units:.........................      4,280            4,466          4,747
 Reserve units:..............................        256              278            329


                                                    YEAR ENDED DECEMBER 31,
                                                2001           2000           1999
                                               -------        -------        -------
Investment income............................  $ 0.249        $ 0.265        $ 0.283
Expenses.....................................   (0.228)        (0.275)        (0.256)
                                               -------        -------        -------
Net investment income (loss).................    0.021         (0.010)         0.027
Net realized and unrealized gain (loss) on
 investments.................................   (2.354)        (2.454)         3.106
                                               -------        -------        -------
Increase (decrease) in accumulation unit
 value.......................................   (2.333)        (2.464)         3.133
Accumulation unit value at beginning of
 period......................................   19.381         21.845         18.712
                                               -------        -------        -------
Accumulation unit value at end of period.....  $17.048        $19.381        $21.845
                                               =======        =======        =======
Ratio of expenses to average net assets......    1.28%          1.28%          1.28%
Ratio of net investment income (loss) to
 average net assets..........................    0.12%         (0.05%)         0.14%
Total investment return......................  (12.04%)       (11.28%)        16.74%
Portfolio turnover rate......................   78.03%         66.67%         21.46%
Number of accumulation units outstanding at
 end of period (expressed in thousands)
 Accumulation units:.........................    5,305          5,787          6,366
 Reserve units:..............................      373            426            472

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                           Variable Annuity Fund A- 6

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Not Applicable.

(b) Audit-Related Fees

Not Applicable.

(c) Tax Fees

Not Applicable.

(d) All Other Fees

Not Applicable.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

Not Applicable.

(h) Principal Accountant's Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders

The Nominating Committee of the Registrant at the May 17, 2004 Board Meeting, determined that it would consider any Manager nominations from shareholders of the Registrant. The Nominating Committee instructed management of the Registrant to provide them with any Manager nominations that they receive from shareholders of the Registrant.

Item 10. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits

      (a)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (a)(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

      /s/ Kelly D. Clevenger
      ----------------------
      Kelly D. Clevenger
      President
      (Signature and Title)

Date: September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Kelly D. Clevenger
      ----------------------
      Kelly D. Clevenger
      Chairman of the Board and President
      (Signature and Title)

Date: September 8, 2004

By    /s/ Sheryl L. Sturgill
      ----------------------
      Sheryl L. Sturgill
      Chief Accounting Officer
      (Signature and Title)

Date: September 8, 2004